Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HIGH INCOME OPPORTUNITIES PORTFOLIO
Entity Central Index Key	0000921370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014260
Shareholder Report [Line Items]
Fund Name	High Income Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Income Opportunities Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance High Income Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Income Opportunities Portfolio	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s selections by sector ― particularly selections in the health care, gaming, and retail sectors ― detracted from returns relative to the Index

↓ Allocations by credit quality ― especially a broad underweight exposure to distressed CCC-rated securities and lower ― hurt relative returns during the period

↓ Selections by credit quality ― particularly selections in B-rated and CCC-rated securities ― detracted from returns relative to the Index during the period

↓ The Fund’s security selections by duration ― especially selections in securities with durations of less than 5 years ― hurt relative returns during the period

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector aided returns relative to the Index during the period

↑ An underweight exposure and security selections in the BB-rated segment contributed to the Fund’s performance relative to the Index during the period

↑ The Fund’s selections in lower-rated securities contributed to performance relative to the Index during the period

↑ A slightly overweight exposure to securities with durations between 5-10 years contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	High Income Opportunities Portfolio	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,921	$10,054	$9,929	$9,929
12/14	$9,822	$10,036	$9,783	$9,782
1/15	$9,917	$10,227	$9,850	$9,850
2/15	$10,138	$10,167	$10,085	$10,085
3/15	$10,103	$10,209	$10,032	$10,031
4/15	$10,220	$10,197	$10,152	$10,151
5/15	$10,273	$10,180	$10,182	$10,181
6/15	$10,169	$10,066	$10,027	$10,026
7/15	$10,178	$10,125	$9,966	$9,964
8/15	$10,052	$10,095	$9,789	$9,789
9/15	$9,788	$10,134	$9,538	$9,535
10/15	$10,070	$10,167	$9,797	$9,795
11/15	$9,914	$10,130	$9,579	$9,575
12/15	$9,736	$10,079	$9,332	$9,328
1/16	$9,673	$10,190	$9,184	$9,180
2/16	$9,768	$10,263	$9,227	$9,223
3/16	$10,053	$10,388	$9,635	$9,631
4/16	$10,291	$10,459	$10,020	$10,016
5/16	$10,344	$10,467	$10,092	$10,088
6/16	$10,396	$10,652	$10,202	$10,197
7/16	$10,592	$10,739	$10,459	$10,455
8/16	$10,785	$10,751	$10,692	$10,688
9/16	$10,834	$10,753	$10,761	$10,757
10/16	$10,837	$10,682	$10,795	$10,790
11/16	$10,814	$10,442	$10,752	$10,748
12/16	$10,987	$10,473	$10,964	$10,959
1/17	$11,112	$10,510	$11,111	$11,106
2/17	$11,257	$10,591	$11,284	$11,280
3/17	$11,235	$10,588	$11,260	$11,256
4/17	$11,361	$10,675	$11,388	$11,384
5/17	$11,463	$10,758	$11,489	$11,485
6/17	$11,489	$10,749	$11,501	$11,497
7/17	$11,593	$10,802	$11,634	$11,630
8/17	$11,570	$10,895	$11,631	$11,627
9/17	$11,673	$10,857	$11,736	$11,731
10/17	$11,701	$10,870	$11,781	$11,777
11/17	$11,677	$10,854	$11,750	$11,745
12/17	$11,706	$10,901	$11,784	$11,779
1/18	$11,760	$10,797	$11,860	$11,855
2/18	$11,680	$10,694	$11,749	$11,744
3/18	$11,631	$10,748	$11,677	$11,672
4/18	$11,685	$10,676	$11,754	$11,750
5/18	$11,661	$10,735	$11,753	$11,748
6/18	$11,689	$10,719	$11,793	$11,788
7/18	$11,825	$10,741	$11,925	$11,920
8/18	$11,881	$10,794	$12,011	$12,006
9/18	$11,936	$10,748	$12,081	$12,076
10/18	$11,751	$10,658	$11,883	$11,878
11/18	$11,644	$10,706	$11,775	$11,771
12/18	$11,348	$10,874	$11,517	$11,513
1/19	$11,870	$11,024	$12,046	$12,041
2/19	$12,033	$11,036	$12,249	$12,245
3/19	$12,146	$11,235	$12,370	$12,365
4/19	$12,286	$11,251	$12,543	$12,538
5/19	$12,150	$11,423	$12,383	$12,378
6/19	$12,431	$11,585	$12,687	$12,682
7/19	$12,491	$11,619	$12,752	$12,747
8/19	$12,522	$11,882	$12,802	$12,797
9/19	$12,609	$11,830	$12,842	$12,837
10/19	$12,641	$11,869	$12,872	$12,867
11/19	$12,728	$11,866	$12,907	$12,902
12/19	$12,990	$11,884	$13,177	$13,172
1/20	$12,936	$12,097	$13,177	$13,172
2/20	$12,732	$12,278	$12,973	$12,968
3/20	$11,158	$12,039	$11,446	$11,443
4/20	$11,688	$12,280	$11,882	$11,878
5/20	$12,164	$12,394	$12,421	$12,421
6/20	$12,224	$12,498	$12,539	$12,542
7/20	$12,765	$12,717	$13,134	$13,142
8/20	$12,888	$12,644	$13,265	$13,271
9/20	$12,769	$12,621	$13,127	$13,133
10/20	$12,833	$12,576	$13,187	$13,194
11/20	$13,351	$12,740	$13,715	$13,722
12/20	$13,599	$12,784	$13,977	$13,984
1/21	$13,664	$12,704	$14,031	$14,037
2/21	$13,785	$12,540	$14,079	$14,086
3/21	$13,814	$12,394	$14,104	$14,110
4/21	$13,967	$12,498	$14,259	$14,265
5/21	$14,028	$12,546	$14,300	$14,306
6/21	$14,245	$12,637	$14,495	$14,502
7/21	$14,275	$12,764	$14,545	$14,553
8/21	$14,337	$12,756	$14,626	$14,633
9/21	$14,493	$12,647	$14,632	$14,638
10/21	$14,492	$12,636	$14,604	$14,612
11/21	$14,328	$12,652	$14,453	$14,462
12/21	$14,617	$12,643	$14,724	$14,734
1/22	$14,195	$12,366	$14,321	$14,329
2/22	$14,350	$12,197	$14,193	$14,200
3/22	$14,251	$11,870	$14,063	$14,069
4/22	$13,822	$11,427	$13,552	$13,557
5/22	$13,820	$11,490	$13,584	$13,591
6/22	$12,990	$11,261	$12,659	$12,666
7/22	$13,720	$11,544	$13,421	$13,429
8/22	$13,485	$11,244	$13,100	$13,107
9/22	$12,979	$10,759	$12,574	$12,580
10/22	$13,281	$10,641	$12,932	$12,938
11/22	$13,650	$11,038	$13,172	$13,180
12/22	$13,581	$11,001	$13,074	$13,081
1/23	$14,092	$11,342	$13,585	$13,593
2/23	$13,878	$11,063	$13,411	$13,417
3/23	$14,119	$11,323	$13,560	$13,568
4/23	$14,185	$11,392	$13,692	$13,699
5/23	$14,050	$11,274	$13,561	$13,569
6/23	$14,265	$11,256	$13,782	$13,789
7/23	$14,444	$11,267	$13,979	$13,986
8/23	$14,450	$11,200	$14,020	$14,026
9/23	$14,315	$10,932	$13,856	$13,863
10/23	$14,141	$10,768	$13,683	$13,691
11/23	$14,688	$11,253	$14,307	$14,314
12/23	$15,204	$11,680	$14,835	$14,842
1/24	$15,246	$11,652	$14,838	$14,844
2/24	$15,253	$11,512	$14,882	$14,888
3/24	$15,484	$11,625	$15,059	$15,066
4/24	$15,344	$11,353	$14,909	$14,915
5/24	$15,540	$11,542	$15,078	$15,084
6/24	$15,701	$11,647	$15,223	$15,230
7/24	$15,899	$11,911	$15,522	$15,529
8/24	$16,137	$12,087	$15,769	$15,776
9/24	$16,299	$12,253	$16,027	$16,034
10/24	$16,233	$11,974	$15,939	$15,945

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
High Income Opportunities Portfolio	14.95%	5.12%	4.96%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

AssetsNet	$ 1,491,790,163
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 6,247,889
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,491,790,163
# of Portfolio Holdings	482
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$6,247,889

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referencea

Value	Value
Not Rated	5.6%
CCC or Lower	12.0%
B	38.1%
BB	40.2%
BBB	4.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122